Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Interest expense, gross	$ 11,719	$ 4,716	$ 22,125	$ 6,726
Capitalized interest on newbuildings	(682)	(2,129)	(1,956)	(3,841)
Interest expense, net	$ 11,037	$ 2,587	$ 20,169	$ 2,885